Share-based compensation - Changes Conditional Shares (Details)	12 Months Ended
	Dec. 31, 2021 € / shares shares	Dec. 31, 2021 $ / shares shares
EUR-denominated Conditional Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	555,094	555,094
Granted (in shares)	120,665	120,665
Vested (in shares)	(222,085)	(222,085)
Forfeited (in shares)	(1,469)	(1,469)
Conditional shares outstanding, ending (in shares)	452,205	452,205
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | € / shares	€ 201.44
Granted (in usd/eur per share) | € / shares	547.79
Vested (in usd/eur per share) | € / shares	273.86
Forfeited (in usd/eur per share) | € / shares	458.46
Conditional shares outstanding, ending (in usd/eur per share) | € / shares	€ 303.32
US-denominated Conditional Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	444,754	444,754
Granted (in shares)	69,440	69,440
Vested (in shares)	(205,945)	(205,945)
Forfeited (in shares)	(11,248)	(11,248)
Conditional shares outstanding, ending (in shares)	297,001	297,001
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | $ / shares		$ 225.26
Granted (in usd/eur per share) | $ / shares		498.64
Vested (in usd/eur per share) | $ / shares		270.80
Forfeited (in usd/eur per share) | $ / shares		349.44
Conditional shares outstanding, ending (in usd/eur per share) | $ / shares		$ 416.07